Cover	Sep. 08, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2021
Entity File Number	001-39346
Entity Registrant Name	Fusion Acquisition Corp.
Entity Central Index Key	0001807846
Entity Tax Identification Number	85-0849243
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	375 Park Avenue
Entity Address, Address Line Two	Suite 2607
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10152
City Area Code	(212)
Local Phone Number	763-0169
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	FUSE.U
Security Exchange Name	NYSE
Class A common stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FUSE
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	FUSE WS
Security Exchange Name	NYSE